Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Energy Portfolio - VIP Energy Portfolio - Service Class 2	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(20.75%)
Annual Return 2016	33.51%
Annual Return 2017	(2.78%)
Annual Return 2018	(24.77%)
Annual Return 2019	9.82%
Annual Return 2020	(32.88%)
Annual Return 2021	54.83%
Annual Return 2022	62.87%
Annual Return 2023	0.70%
Annual Return 2024	4.02%